Schedule of Fair Value of Senior Notes (Parenthetical) (Detail)	Dec. 29, 2012	Dec. 31, 2011
Senior Notes | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes, interest rate	6.25%	6.25%
Senior Notes | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes, interest rate	6.25%	6.25%
Senior Secured Notes | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes, interest rate	9.75%	9.75%
Senior Secured Notes | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes, interest rate	9.75%	9.75%